Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 33,196	$ 36,985	$ 32,913
Allowance for credit losses on impaired loans, other credit instruments [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	27	27
Allowance for credit losses on performing loans, other credit instruments [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 232	$ 204